Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Revenues		$ 9,553,439		$ 16,129,671
Cost of sales		6,207,950		14,019,252
Gross income		3,345,489		2,110,419
Operating expenses
Operating expenses		1,685,518	1,402,858	5,409,652	5,126,423
Direct costs								3,917,619
General and administrative expenses		8,871,322	1,995,414	19,142,002	6,054,709			1,130,100
Severance expense				13,200,000
Professional fees		1,411,503		13,265,445
Total operating expenses		11,968,343	3,398,272	51,017,099	11,181,132			5,047,719
Operating loss		(8,622,854)	(3,398,272)	(48,906,680)	(11,181,132)			(5,047,719)
Other income (expenses)
Change in the fair value of notes payable		46,906		4,844,886
Change in fair value of warrants		422,000		206,588,000
Loss on issuance of debt		(138,000)		(138,000)
Loss on issuance of debt to related party				(40,531,000)
ELOC commitment fees				(7,400,000)
Unrealized loss on derivative asset		(97,443)		(16,156,071)
Realized gain on derivative asset		1,316,827		1,316,827
Interest income (expense), net		(4,890,850)	8	(8,457,721)	17
Other income (expense), net		(551,552)		(874,299)
Interest income								55,298
Interest expense
Total other income (expenses)		(3,892,112)	8	139,192,622	17			55,298
Net income (loss)		$ (12,514,966)	$ (3,398,264)	$ 90,285,942	$ (11,181,115)			$ (4,992,421)
Income (loss) per common share, basic	[1]	$ (0.08)		$ 0.69
Income (loss) per common share, diluted	[1]	$ (0.08)		$ 0.69
Weighted average number of common shares outstanding, basic	[1]	149,525,002		131,104,043
Weighted average number of common shares outstanding, diluted	[1]	149,525,002		131,104,043
XCF Global Capital Inc [Member]
Revenues
Operating expenses
General and administrative expenses						69,660	446,928
Professional fees						141,557	3,706,994
Regulatory fees							337,500
Rent expenses							118,696
Total operating expenses						211,217	4,610,118
Operating loss						(211,217)	(4,610,118)
Other income (expenses)
Interest income							24
Interest expense						(35,393)	(211,895)
Total other income (expenses)						(35,393)	(211,871)
Net income (loss)						$ (246,610)	$ (4,821,989)
Income (loss) per common share, basic						$ (0.01)	$ (0.07)
Income (loss) per common share, diluted						$ (0.01)	$ (0.07)
Weighted average number of common shares outstanding, basic						17,422,029	65,477,896
Weighted average number of common shares outstanding, diluted						17,422,029	65,477,896
Previously Reported [Member]
Revenues
Operating expenses
Direct costs							5,601,963
General and administrative expenses							9,559,971
Professional fees							291,574
Total operating expenses							15,453,308
Operating loss							(15,453,308)
Other income (expenses)
Interest income							22
Interest expense							2,930,867
Total other income (expenses)							(2,930,845)
Net income (loss)							$ (18,384,353)

[1]	The historical common equity structure was in the form of membership percentages, and no shares were issued. As such, reporting periods prior to the three and nine months ended September 30, 2025 will not present share or per share data.